Issued Capital and Reserves (Details) - Schedule of Reconciliation of the Number of Shares Outstanding: - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Issued Capital and Reserves (Details) - Schedule of Reconciliation of the Number of Shares Outstanding: [Line Items]
January 1, 2022	30,066,723	29,566,723
Shares issued for consulting service during 2022		500,000
Balance as of	33,251,723	30,066,723
Shares issued for acquiring 49% equity interest in KOLO	3,185,000
Class A [Member]
Issued Capital and Reserves (Details) - Schedule of Reconciliation of the Number of Shares Outstanding: [Line Items]
January 1, 2022	21,785,625	21,285,625
Shares issued for consulting service during 2022		500,000
Balance as of	24,970,625	21,785,625
Shares issued for acquiring 49% equity interest in KOLO	3,185,000
Class B [Member]
Issued Capital and Reserves (Details) - Schedule of Reconciliation of the Number of Shares Outstanding: [Line Items]
January 1, 2022	8,281,098	8,281,098
Shares issued for consulting service during 2022
Balance as of	8,281,098	8,281,098
Shares issued for acquiring 49% equity interest in KOLO